18. Property, Plant and Equipment (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Depreciation	R$ (7,985,323)	R$ (7,791,147)
Property, Plant and Equipment, Impairment	14,162	(1,921)
Projects
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	5,350,698
Property, Plant and Equipment, Depreciation	(49,104)
Property, Plant and Equipment, Impairment	(1,201,182)
Property, Plant and Equipment, Value in use	4,100,412	5,350,698
Projects | HPP Colíder
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	2,334,223
Property, Plant and Equipment, Depreciation	(2,497)
Property, Plant and Equipment, Impairment	(731,265)
Property, Plant and Equipment, Value in use	1,600,461	2,334,223
Projects | Wind power complex Cutia
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	1,217,079
Property, Plant and Equipment, Depreciation	0
Property, Plant and Equipment, Impairment	(167,875)
Property, Plant and Equipment, Value in use	1,049,204	1,217,079
Projects | Wind power complex Bento Miguel
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	823,045
Property, Plant and Equipment, Depreciation	0
Property, Plant and Equipment, Impairment	(84,621)
Property, Plant and Equipment, Value in use	738,424	823,045
Projects | Consórcio Tapajós
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	14,464
Property, Plant and Equipment, Depreciation	0
Property, Plant and Equipment, Impairment	(14,464)
Property, Plant and Equipment, Value in use	0	14,464
Projects | Power plants in Paraná
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	961,887
Property, Plant and Equipment, Depreciation	(46,607)
Property, Plant and Equipment, Impairment	(202,957)
Property, Plant and Equipment, Value in use	R$ 712,323	R$ 961,887